STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2022 USD ($)
UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS
Net of underwriting discounts paid	$ 4,000,000